Common Stock Transactions (Details) $ / shares in Units, $ in Thousands		1 Months Ended	3 Months Ended				6 Months Ended		12 Months Ended
	Nov. 15, 2022 shares	Aug. 31, 2021 USD ($) shares	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Jun. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares
Class of Stock [Line Items]
Stockholders' equity note, stock split, conversion ratio	40
Additional shares of common stock (in shares) | shares	39
Treasury stock reissued (in shares) | shares									2,000
Treasury stock, shares acquired (in shares) | shares										90,040	30,240
Treasury stock value acquired | $										$ 4,400	$ 1,545
Aggregate cost | $			$ 42	$ 99	$ 69	$ 27	$ 141	$ 96
Common stock, dividends, per share, declared (in usd per share) | $ / shares									$ 2.12	$ 2.00	$ 2.00
Restricted Stock Units (RSUs)
Class of Stock [Line Items]
Treasury stock reissued (in shares) | shares		1,720
Director
Class of Stock [Line Items]
Treasury stock reissued (in shares) | shares		64,000
Aggregate cost | $		$ 3,200
Minimum
Class of Stock [Line Items]
Shares acquired (in dollars per share) | $ / shares										45.25
Sale of stock, price per share (in usd per share) | $ / shares											46.88
Maximum
Class of Stock [Line Items]
Shares acquired (in dollars per share) | $ / shares										$ 50.00
Sale of stock, price per share (in usd per share) | $ / shares											$ 56.25